Fair Values Mesurements (Tables)	3 Months Ended
Mar. 31, 2012
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	51,303	-	51,303
State and municipal obligation	-	53,216	-	53,216
All other	-	2,212	97	2,309
Total assets	$502	106,731	97	107,330

Liabilities
Interest rate swap agreement	$-	3,313	-	3,313
Letters of credit	-	217	-	217
Total liabilities	$-	3,530	-	3,530

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	11,636	-	11,636
Collateral dependent impaired loans	-	-	3,929	3,929
Other real estate owned	-	-	3,127	3,127
Loan servicing assets	-	-	2,600	2,600
Total assets	$-	11,636	9,656	21,292

Three months ended
March 31, 2012
Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(730)
Unrealized gain included in other comprehensive income	28
Securities available for sale, end of period	$97

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Three months ended
March 31, 2011
Securities available for sale, beginning of period	$958
Unrealized gain included in other comprehensive income	37
Securities available for sale, end of period	$995